Other Receivables and Other Current Assets	6 Months Ended
Apr. 30, 2024
Other Receivables and Other Current Assets [Abstract]
OTHER RECEIVABLES AND OTHER CURRENT ASSETS

NOTE 7 – OTHER RECEIVABLES AND OTHER CURRENT ASSETS

Other receivables and other current assets consist of the following:

	April 30,	October 31,
	2024	2023
Deposits placed on cars	-	197,002
Excess input VAT credits	622	7,612
Prepaid expense	50,554,537	38,493
Cash advances to employees	12,412	1,273,224
Total	50,567,571	1,516,331

As of April 30, 2024, the balance of prepaid expenses was $50,554,537.

On December 11, 2023, Shenzhen Jiuzi entered into an agreement with a third party, Beijing YunGuangTong Trading Co., Ltd.(“YunGuangTong”). Shenzhen Jiuzi provided a prepayment in full to YunGuangTong of RMB71.00 million (approximately $9.81 million). Under the agreement, Shenzhen Jiuzi commissioned YunGuangTong to procure72V direct fit lithium batteries for electric motorcycles bearing the Company’s brand logo.

On December 14, 2023, Shenzhen Jiuzi”) entered into an agreement with a third party, Beijing JinYiChangHong Technonogy Co., Ltd.(“JinYiChangHong”). Shenzhen Jiuzi provided a prepayment in full to JinYiChangHong in the amount of RMB88.75 million (approximately $12.26   million). Under the agreement, Shenzhen Jiuzi commissioned JinYiChangHong to procure outdoor portable and rechargeable batteries bearing the Company’s brand logo.

On December 16, 2023, Shenzhen Jiuzi entered into an agreement with a third party, Beijing YanErYouXin Technonogy Co., Ltd.(“YanErYouXin”). Shenzhen Jiuzi provided a prepayment in full to YanErYouXin in the amount of RMB88.75 million (approximately $12.26 million). Under the agreement, Shenzhen Jiuzi commissioned YanErYouXin to procure 220V outdoor portable and rechargeable batteries bearing the Company’s brand logo.

On December 17, 2023, Shenzhen Jiuzi entered into an agreement with a third party, Beijing ShengQi Technonogy Co., Ltd.(“ShengQi”). Shenzhen Jiuzi provided a prepayment in full to ShenQi in the amount of RMB106.5 million (approximately $14.71   million). Under the agreement, Shenzhen Jiuzi commisioned ShegQi to procure and process original Lemiry lithium iron phosphate outdoor portable power banks bearing the Company’s brand logo.

As of April 30, 2024, the above four prepaid expenses were outstanding for less than 180 days, and according to the Company’s policies, management believes that no impairment was required and that the services and products will be provided within financial year 2024.